Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	M3Sixty Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the M3Sixty Small Cap Growth Fund (the “Fund”), for the six months ended November 30, 2024
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at www.m3sixtycapital.com. You can also request this information without charge by contacting the Fund at (877) 244-6235
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://m3sixtycapital.com
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results
Average Annual Return [Table Text Block]

How has the Fund performed?

	1 Year	Since Inception of June 28, 2023 through November 30, 2024

M3Sixty Small Cap Growth Fund – Institutional Class	32.27%	16.90%

Russell 2000® Growth Total Return Index	40.44%	22.51%

Morningstar U.S. Small Cap Broad Growth TR USD Extended Index	36.62%	22.06%

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 8,264,731
Holdings Count | Holdings	93
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.41%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$8,264,731	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	93	Portfolio Turnover Rate	15.41%

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)
Industrials	24.70%	Consumer Staples	3.44%
Health Care	21.51%	Real Estate	1.29%
Information Technology	20.64%	Communication Services	1.18%
Consumer Discretionary	13.02%	Materials	0.74%
Financials	8.39%	Utilities	0.70%
Energy	4.39%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
Sterling Infrastructure, Inc.	2.76%	Performance Food Group Co.	1.76%
Ensign Group, Inc.	2.42%	Lithia Motors, Inc.	1.74%
Globus Medical, Inc.	2.15%	A10 Networks, Inc.	1.74%
Glacier Bancorp, Inc.	1.98%	MACOM Technology Solutions Holdings, Inc.	1.72%
LeMaitre Vascular, Inc.	1.95%	RBC Bearings, Inc.	1.68%

Material Fund Change [Text Block]	How has the Fund changed? The Fund did not have any material changes that occurred since the beginning of the reporting period.
Material Fund Change Name [Text Block]	The Fund did not have any material changes that occurred since the beginning of the reporting period